Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Customer trade receivable	$ 73,341	$ 35,517
Due from joint venture	488	1,165
Other receivables	5,010	3,617
Income tax receivable	1,638	1,047
Allowance for doubtful accounts	(3,299)	(3,022)
Accounts receivable, net	$ 77,178	$ 38,324